Derivative financial instruments - Interest Rate Swaps (Details) - Entering into significant commitments or contingent liabilities - Not Designated As Hedging Instrument - Interest rate swaps
$ in Millions
Jan. 24, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 125
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Disclosure of detailed information about financial instruments [line items]
Derivative fixed interest rate	2.36%
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Disclosure of detailed information about financial instruments [line items]
Derivative fixed interest rate	2.67%